Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Segment Reporting Information
The following tables include results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended June 30,
	2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	141,833	8,858	2,369	153,060
Voyage (expenses) recoveries	(3,484)	(2,542)	3	(6,023)
Vessel operating expenses	(23,146)	(3,630)	(681)	(27,457)
Time-charter hire expense	(3,080)	—	—	(3,080)
Depreciation and amortization	(33,139)	(2,030)	(169)	(35,338)
General and administrative expenses(i)	(5,051)	(345)	(271)	(5,667)
Restructuring charges	—	—	(818)	(818)
Income from vessel operations	73,933	311	433	74,677
Equity income (loss)	3,377	(1,639)	—	1,738

	Three Months Ended June 30,
	2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	105,405	6,767	10,143	122,315
Voyage expenses	(496)	(3,949)	(3,506)	(7,951)
Vessel operating expenses	(22,021)	(7,651)	(3,547)	(33,219)
Depreciation and amortization	(26,418)	(2,243)	(1,133)	(29,794)
General and administrative expenses(i)	(5,839)	(1,110)	(897)	(7,846)
Write-down of vessels	—	(33,000)	—	(33,000)
Income (loss) from vessel operations	50,631	(41,186)	1,060	10,505
Equity income (loss)	12,619	(1,425)	—	11,194

	Six Months Ended June 30,
	2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	279,655	18,018	5,131	302,804
Voyage (expenses) recoveries	(4,722)	(7,212)	136	(11,798)
Vessel operating expenses	(43,701)	(7,982)	(1,875)	(53,558)
Time-charter hire expense	(8,671)	—	—	(8,671)
Depreciation and amortization	(64,825)	(3,951)	(688)	(69,464)
General and administrative expenses(i)	(11,014)	(908)	(377)	(12,299)
Restructuring charges	—	—	(2,976)	(2,976)
Income (loss) from vessel operations	146,722	(2,035)	(649)	144,038
Equity income (loss)	10,870	(3,554)	—	7,316

	Six Months Ended June 30,
	2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	206,831	10,390	20,400	237,621
Voyage expenses	(917)	(6,336)	(6,499)	(13,752)
Vessel operating expenses	(42,184)	(11,676)	(7,326)	(61,186)
Depreciation and amortization	(51,897)	(3,985)	(3,179)	(59,061)
General and administrative expenses(i)	(10,993)	(2,243)	(1,681)	(14,917)
Write-down of vessels	—	(33,000)	(18,662)	(51,662)
Restructuring charges	—	—	(1,396)	(1,396)
Income (loss) from vessel operations	100,840	(46,850)	(18,343)	35,647
Equity income (loss)	40,023	(2,105)	—	37,918

(i)
Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets	A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	June 30, 2019	December 31, 2018
	$	$
Total assets of the liquefied natural gas segment	4,889,670	4,861,977
Total assets of the liquefied petroleum gas segment	318,069	326,111
Total assets of the conventional tanker segment	13,748	39,450
Unallocated:
Cash and cash equivalents	124,880	149,014
Advances to affiliates	22,831	8,229
Consolidated total assets	5,369,198	5,384,781